STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)		Common Stock [Member]	Common Stock [Member] D. Boral Arc Merger Corporation [Member]	Common Stock [Member] Exascale Labs Inc. [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] D. Boral ARC Acquisition I Corp [Member]	Additional Paid-in Capital [Member] Exascale Labs Inc. [Member]	Retained Earnings [Member]	Retained Earnings [Member] D. Boral ARC Acquisition I Corp [Member]	Retained Earnings [Member] Exascale Labs Inc. [Member]	Subscription Receivable [Member]	Subscription Receivable [Member] D. Boral ARC Acquisition I Corp [Member]	Total	D. Boral ARC Acquisition I Corp [Member]	Exascale Labs Inc. [Member]	Ordinary Shares Class A [Member] D. Boral ARC Acquisition I Corp [Member]	Ordinary Shares Class A [Member] Exascale Labs Inc. [Member]	Ordinary Shares Class B [Member] D. Boral ARC Acquisition I Corp [Member]	Ordinary Shares Class B [Member] Exascale Labs Inc. [Member]	Ordinary Shares [Member] Exascale Labs Inc. [Member]
Beginning balance, value at Jun. 30, 2023							$ 46,266			$ (601,021)					$ (554,740)					$ 15
Beginning balance, shares at Jun. 30, 2023				1,500
Share-based compensation							21,104								21,104
Net loss										(4,956,347)					(4,956,347)
Ending balance, value at Jun. 30, 2024				$ 15			67,370			(5,557,368)					(5,489,983)					15
Ending balance, shares at Jun. 30, 2024				1,500
Share-based compensation							153,266								153,266
Net loss										(6,178,537)					(6,178,537)
Ending balance, value at Mar. 31, 2025				$ 15		$ 23,768	220,636		$ (5,420)	(11,735,905)		$ (25,000)		$ (5,420)	(11,515,254)			$ 1,232
Ending balance, shares at Mar. 31, 2025				1,500														12,321,429
Beginning balance, value at Jun. 30, 2024				$ 15			67,370			(5,557,368)					(5,489,983)					15
Beginning balance, shares at Jun. 30, 2024				1,500
Share-based compensation							153,266								153,266
Net loss										(7,659,667)					(7,659,667)
Ending balance, value at Jun. 30, 2025				$ 15			220,636			(13,217,035)					(12,996,384)					15
Ending balance, shares at Jun. 30, 2025				1,500
Beginning balance, value at Dec. 31, 2024				$ 15			119,636			(10,198,846)					(10,079,195)
Beginning balance, shares at Dec. 31, 2024				1,500
Share-based compensation							101,000								101,000
Net loss										(1,537,059)					(1,537,059)
Ending balance, value at Mar. 31, 2025				$ 15		23,768	220,636		(5,420)	(11,735,905)		(25,000)		(5,420)	(11,515,254)			$ 1,232
Ending balance, shares at Mar. 31, 2025				1,500														12,321,429
Beginning balance, value at Mar. 19, 2025
Beginning balance, shares at Mar. 19, 2025
Net loss									(5,420)					(5,420)
Class B ordinary shares issued to Sponsor	[1]					23,768						(25,000)						$ 1,232
Class B ordinary shares issued to Sponsor, shares																		12,321,429
Ending balance, value at Mar. 31, 2025				$ 15		23,768	220,636		(5,420)	(11,735,905)		(25,000)		(5,420)	(11,515,254)			$ 1,232
Ending balance, shares at Mar. 31, 2025				1,500														12,321,429
Beginning balance, value at Mar. 19, 2025
Beginning balance, shares at Mar. 19, 2025
Net loss									4,455,970					4,455,970
Class B ordinary shares issued to Sponsor						23,768								25,000				$ 1,232
Class B ordinary shares issued to Sponsor, shares																		12,321,429
Sale of Private Units, net of issuance costs						1,971,400								1,971,420		$ 20
Sale of Private Units, net of issuance costs, shares																200,000
Issuance of Public Warrants, net of issuance costs						8,913,405								8,913,405
Issuance of Representative Shares						2,419,300								2,419,400		$ 100
Issuance of Representative Shares, shares																1,000,000
Accretion in value of Class A ordinary shares						(14,233,074)			(4,301,388)					(18,534,462)
reverse over-allotment option liability						860,414			429,961					1,290,375
Forfeiture of founder shares						32												$ (32)
Forfeiture of founder shares, shares																		(321,429)
Adjustment of accrued offering costs						44,755								44,755
Accretion in value of Class A ordinary shares						14,233,074			4,301,388					18,534,462
Ending balance, value at Dec. 31, 2025				$ 15	$ 100		220,636	$ (590)	584,543	(18,501,581)	$ (100)		$ (590)	585,863	(18,280,930)	$ 120		$ 1,200
Ending balance, shares at Dec. 31, 2025			100	1,500												1,200,000		12,000,000
Beginning balance, value at Jun. 30, 2025				$ 15			220,636			(13,217,035)					(12,996,384)					$ 15
Beginning balance, shares at Jun. 30, 2025				1,500
Share-based compensation															0
Net loss										(7,916,977)					(7,916,977)
Re-designation of authorized ordinary shares				$ (15)													$ 3		$ 12
Re-designation of authorized ordinary shares, shares				(1,500)													303		1,197
Ending balance, value at Mar. 31, 2026					100		220,636	(10,590)	52,802	(21,134,012)	(100)		(10,590)	54,122	(20,913,361)	$ 120	$ 3	$ 1,200	$ 12
Ending balance, shares at Mar. 31, 2026			100													1,200,000	303	12,000,000	1,197
Beginning balance, value at Dec. 18, 2025
Beginning balance, shares at Dec. 18, 2025
Common stock issued to initial shareholder for subscription fee					100						(100)
Common stock issued to initial shareholder for subscription fee, shares			100
Net loss								(590)					(590)
Ending balance, value at Dec. 31, 2025				$ 15	100		220,636	(590)	584,543	(18,501,581)	(100)		(590)	585,863	(18,280,930)	$ 120		$ 1,200
Ending balance, shares at Dec. 31, 2025			100	1,500												1,200,000		12,000,000
Share-based compensation															0
Net loss								(10,000)	2,011,318	(2,632,431)			(10,000)	2,011,318	(2,632,431)
Re-designation of authorized ordinary shares				$ (15)													$ 3		$ 12
Accretion in value of Class A ordinary shares									2,543,059					2,543,059
Accretion in value of Class A ordinary shares									(2,543,059)					(2,543,059)
Re-designation of authorized ordinary shares, shares				(1,500)													303		1,197
Ending balance, value at Mar. 31, 2026					$ 100		$ 220,636	$ (10,590)	$ 52,802	$ (21,134,012)	$ (100)		$ (10,590)	$ 54,122	$ (20,913,361)	$ 120	$ 3	$ 1,200	$ 12
Ending balance, shares at Mar. 31, 2026			100													1,200,000	303	12,000,000	1,197

[1]	Includes an aggregate of 321,429 Ordinary Shares cancelled on September 9, 2025 to the extent that the underwriters’ over-allotment was not exercised.